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Rosemarie A. Thurston	Direct Dial: 404-881-4417	E-mail: rosemarie.thurston@alston.com
August 8, 2006
SENT VIA EDGAR AND
OVERNIGHT COURIER
Ms. Karen J. Garnett
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 4561
Washington, DC 20549

Re:	Wells Timber Real Estate Investment Trust, Inc. Amendment No. 3 to Registration Statement on Form S-11 Filed July 24, 2006 File No. 333-129651
Dear Ms. Garnett:
     This letter sets forth the responses of our client, Wells Timber Real Estate Investment Trust, Inc. (the “Issuer”) to the comments by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), in the Staff’s letter dated August 1, 2006 regarding the third amendment to the Issuer’s registration statement on Form S-11 (the “Registration Statement”) and the prospectus it contains. The Issuer has today filed a fourth amendment to the Registration Statement (“Amendment No. 4”) via the Commission’s EDGAR System. For your convenience, we have set forth each of your comments (or requests) followed by the relevant response. Please note that all page numbers provided below correspond to the page numbers in Amendment No. 4.
Prior Performance Summary, Page 73
1. Comment: We note your response to comment no. 10 and the revised disclosure that operating distributions exceeded cash generated from operations during 2005 for Wells REIT I and Wells REIT II primarily due to differences in the timing of cash receipts and cash payments for operations and that such excess was funded from undistributed cash flow from prior periods. Please revise to disclose the sources of cash included in “undistributed cash

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Ms. Karen J. Garnett
August 8, 2006

flow from prior periods,” including whether those included proceeds from an offering by the program.
Response: The disclosure on page 74 has been revised in Amendment No. 4 in response to the Staff’s comment. The Issuer confirms that the sources of cash included in “undistributed prior period net cash flow,” as disclosed on page 74 of Amendment No. 4, does not include proceeds from the offering of securities.
     We trust that we have sufficiently responded to your comments. Should you have any further questions or need additional information, please do not hesitate to contact me at (404) 881-4417.

Very truly yours,
/s/ Rosemarie A. Thurston

Rosemarie A. Thurston

Enclosures

cc:	Ms. Jennifer Gowetski, Division of Corporation Finance Mr. Leo F. Wells, III Mr. Lee Ward